Reserves (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Balance at 1 January		¥ 13,921,965
Net profit attributable to shareholders of the Company		6,143,222	¥ 5,968,466	¥ 3,274,308
Dividends proposed and approved	¥ (2,700,000)	(2,700,000)	(1,080,000)
Utilisation of safety production fund		0	0	0
Share option scheme		(10,640)	18,004	22,702
Exercise of share option		76,496
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(810)	18,213	0
Balance at 31 December		17,416,056	13,921,965
Legal surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		0	0
Share option scheme		0	0
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		0	0
Share option scheme		0	0
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,180	4,180	4,180
Surplus reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		0	0
Share option scheme		0	0
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		58,919	22,702
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		0	0
Share option scheme		(10,640)	18,004
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(810)	18,213
Balance at 31 December		47,469	58,919	22,702
Share premium [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		0	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		0	0
Share option scheme		0	0
Exercise of share option		62,319
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		62,319	0	0
Safety production fund [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		346	953
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilisation of safety production fund		(346)	(607)
Share option scheme		0	0
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		0	346	953
Retained earnings [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		9,684,689	4,795,616
Net profit attributable to shareholders of the Company		6,143,222	5,968,466
Dividends proposed and approved		(2,700,000)	(1,080,000)
Utilisation of safety production fund		346	607	312
Share option scheme		0	0	0
Exercise of share option		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		13,128,257	9,684,689	4,795,616
Total [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		13,921,965	8,997,282
Net profit attributable to shareholders of the Company		6,143,222	5,968,466
Dividends proposed and approved		(2,700,000)	(1,080,000)
Utilisation of safety production fund		0	0
Share option scheme		(10,640)	18,004
Exercise of share option		62,319
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(810)	18,213
Balance at 31 December		¥ 17,416,056	¥ 13,921,965	¥ 8,997,282